RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
RESTRICTED CASH
RESTRICTED CASH
NOTE 7 – RESTRICTED CASH

	12/31/2025	12/31/2024
Current
Itaipu Agreement	449,147	286,601
Guarantee account – compulsory loan	66,747	70,112
Loans and financing reserve – AXIA Energia Nordeste	37,748	31,968
RGR resources	45,790	40,960
Others	60,827	79,093
	660,259	508,734

Non-current
Fundo de Energia do Sudeste e Centro-Oeste - FESC	1,605,632	1,430,650
Fundo de Energia do Nordeste	929,994	829,410
Loans and financing reserve – MESA	528,825	563,708
Loans and financing reserve – AXIA Energia Sul	103,066	121,233
Loans and financing reserve – AXIA Energia Nordeste	62,675	95,722
Loans and financing reserve – Teles Pires	65,011	—
Others	141,601	130,026
	3,436,804	3,170,749

	4,097,063	3,679,483
(a)Guarantee account – compulsory loan
These amounts represent funds designated for the settlement of court‑approved agreements related to the compulsory loan on electricity and may be withdrawn by the beneficiaries upon judicial ratification of the respective agreements.
(b)Itaipu Agreement
In December 2020, a technical and financial cooperation agreement was signed between Furnas, incorporated by AXIA Energia, and Itaipu Binacional, the objective of which is cooperation for the joint development of the project called “Revitalization of the Furnas HVDC System associated with the Itaipu Hydroelectric Power Plant” which consists of the modernization of equipment at the converter station located in Foz do Iguaçu. The modernization of the transmission system associated with the Itaipu HPP is included in the Ten‑Year Energy Expansion Plan – PDE 2030, approved by Ministry of Mines and Energy Normative Ordinance No. 2, dated February 25, 2021.
(c)Fundo de Energia do Sudeste e Centro-Oeste - FESC
The FESC is a sectoral fund established under Law No. 13,182/2015, intended to provide resources to supply energy‑intensive industrial consumers located in the Southeast and Midwest regions of Brazil. The fund allows the Company to negotiate electricity at competitive prices with ferroalloy, metallic silicon and magnesium industries, thereby supporting increased investment in the electricity sector, particularly in those regions. AXIA Energia may use resources from this fund to acquire or establish Special Purpose Entities (SPEs), in which its equity interest may reach up to 49% of the investee’s shareholders’ equity.
(d)Fundo de Energia do Nordeste - FEN
Pursuant to Law No. 13,182/2015, the FEN is a sectoral fund designed to provide financial support for electricity generation projects in the Northeast region of Brazil. The amounts are calculated based on the difference between the price paid by large consumers and the cost of generating electricity. The Company may hold up to 49% of the equity of the Special Purpose Entities (SPEs) responsible for implementing such projects.
(e)Loan and Financing Reserves
These amounts refer to balances contractually required under financing agreements to ensure the lender’s right to receive future installments in the event of default, through the final amortization of the respective contracts.
(f)RGR resources
Until April 30, 2017, in accordance with Law No. 13,360/2016 and subsequently regulated by Decree No. 9,022/2017, the Company acted as the manager of the Global Reversion Reserve Fund (RGR). As from May 1, 2017, the management of this sectoral fund of the Brazilian electricity industry was transferred to the Electric Energy Trading Chamber (CCEE). However, the Company remained responsible for managing the agreements executed prior to November 17, 2016.
Accounting Policy
Restricted cash comprises funds that may be used exclusively for the purposes for which they were collected and cannot be freely accessed or reallocated by the Company. These amounts are maintained until the fulfillment of their original purpose.